Financial Risk Management (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Schedule of Credit Risk for Trade Receivables

At the reporting date, the exposure to credit risk for trade receivables at the reporting date by type of counterparty was as follows:

	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Related parties	—	3,232,810
External parties	22,853,115	10,162,246
	22,853,115	13,395,056

Schedule of Ageing of Trade Receivables

The ageing of trade receivables (external customers and related parties) at the reporting date was:

	Non- credit impaired	Credit impaired
	US$	US$
2021
Current	12,121,046	1,607,907
Past due 1 – 60 days	10,226,905	278,278
Past due over 60 days	867,264	1,860,282
Total gross carrying amount	23,215,215	3,746,467
Loss allowance	(362,100)	(3,746,467)
	22,853,115	—
2020
Current	13,275,381	—
Past due 1 – 60 days	287,892	—
Past due over 60 days	15,015	—
Total gross carrying amount	13,578,288	—
Loss allowance	(183,232)	—
	13,395,056	—

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Carrying amount	Contractual cash flows	Within 1 year	Within 1 to 5 years	More than 5 years
	US$	US$	US$	US$	US$
2021
Non-derivative financial liabilities
Other payables*	6,918,641	6,918,641	6,918,641	—	—
Lease liability	1,128,965	1,128,965	260,429	868,536
	8,047,606	8,047,606	7,179,070	868,536	—

2020
Non-derivative financial liabilities
Other payables*	1,147,631	1,147,631	1,147,631	—	—
Amount due to related parties	4,993	4,993	4,993	—	—
	1,152,624	1,152,624	1,152,624	—	—
*	excludes provisions and advances

Schedule of Foreign Currency Risk

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Singapore dollars
Cash and cash equivalents	185,667	47,997
Trade and other payables	(78,621)	(51,898)
Lease liability	(1,128,965)	—
	(1,021,919)	(3,901)

Summary of Increase in Profit or Loss by 5% Strengthening of United States Dollars

A 5% strengthening of United States dollars against the following currencies at the reporting date would have increased profit or loss by the amounts shown below.  This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period.  The analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit/(Loss)
	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Singapore dollars	51,096	195

Summary of Accounting Classification and Carrying Amounts of Financial Instruments not Recognised at Fair Value

The following table sets out the accounting classification and carrying amounts of the Group’s financial instruments not recognised at fair value.

	Fair value through profit and loss	Amortised cost	Total carrying amount
	US$	US$	US$
2021
Financial assets
Trade receivables – external customers	—	22,853,115	22,853,115
Other assets#	—	490,631	490,631
Cash and cash equivalents	—	134,025,561	134,025,561
Restricted cash	—	35,686,643	35,686,643
	—	193,055,950	193,055,950
Financial liabilities
Other payables*	—	6,918,641	2,418,641
Warrants liabilities	43,811,798	—	43,811,798
Lease liability	—	1,128,965	1,128,965
	43,811,798	8,047,606	47,359,404

2020
Financial assets
Trade receivables – external customers	—	10,162,246	10,162,246
Trade receivables – related parties	—	3,232,810	3,232,810
Other assets#	—	1,400	1,400
Amount due from related parties	—	5,361,593	5,361,593
Cash and cash equivalents	—	165,298	165,298
	—	18,923,347	18,923,347
Financial liabilities
Other payables*	—	1,147,631	1,147,631
Amount due to related parties	—	4,993	4,993
	—	1,152,624	1,152,624

#exclude prepayments

*exclude provisions and advances